Fair value measurement of financial instruments - Disclosure of fair value measurement of assets and liabilities (Details) - Recurring fair value measurement - EUR (€) € in Thousands	Sep. 30, 2023	Mar. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Total assets	€ 7,541	€ 7,158
Total liabilities	16,755	15,839
Financial liabilities at fair value through profit or loss | Put option liabilities
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	4,766	4,390
Financial liabilities at fair value through profit or loss | - Warrant liabilities - Public warrants
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	7,561	7,320
Financial liabilities at fair value through profit or loss | - Warrant liabilities - Private warrants
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	4,266	4,129
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	162
Financial assets at fair value through OCI
Disclosure of fair value measurement of liabilities [line items]
Total assets	7,541	7,051
Financial assets at fair value through profit or loss | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Total assets		107
Level 1
Disclosure of fair value measurement of liabilities [line items]
Total assets		0
Total liabilities	7,561	7,320
Level 1 | Financial liabilities at fair value through profit or loss | Put option liabilities
Disclosure of fair value measurement of liabilities [line items]
Total liabilities		0
Level 1 | Financial liabilities at fair value through profit or loss | - Warrant liabilities - Public warrants
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	7,561	7,320
Level 1 | Financial liabilities at fair value through profit or loss | - Warrant liabilities - Private warrants
Disclosure of fair value measurement of liabilities [line items]
Total liabilities		0
Level 1 | Financial assets at fair value through OCI
Disclosure of fair value measurement of liabilities [line items]
Total assets		0
Level 1 | Financial assets at fair value through profit or loss | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Total assets		0
Level 2
Disclosure of fair value measurement of liabilities [line items]
Total assets	0	107
Total liabilities	4,428	4,129
Level 2 | Financial liabilities at fair value through profit or loss | Put option liabilities
Disclosure of fair value measurement of liabilities [line items]
Total liabilities		0
Level 2 | Financial liabilities at fair value through profit or loss | - Warrant liabilities - Public warrants
Disclosure of fair value measurement of liabilities [line items]
Total liabilities		0
Level 2 | Financial liabilities at fair value through profit or loss | - Warrant liabilities - Private warrants
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	4,266	4,129
Level 2 | Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	162
Level 2 | Financial assets at fair value through OCI
Disclosure of fair value measurement of liabilities [line items]
Total assets		0
Level 2 | Financial assets at fair value through profit or loss | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Total assets		107
Level 3
Disclosure of fair value measurement of liabilities [line items]
Total assets	7,541	7,051
Total liabilities	4,766	4,390
Level 3 | Put option liabilities
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	4,766	4,390
Level 3 | Financial liabilities at fair value through profit or loss | Put option liabilities
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	4,766	4,390
Level 3 | Financial liabilities at fair value through profit or loss | - Warrant liabilities - Public warrants
Disclosure of fair value measurement of liabilities [line items]
Total liabilities		0
Level 3 | Financial liabilities at fair value through profit or loss | - Warrant liabilities - Private warrants
Disclosure of fair value measurement of liabilities [line items]
Total liabilities		0
Level 3 | Financial assets at fair value through OCI
Disclosure of fair value measurement of liabilities [line items]
Total assets	€ 7,541	7,051
Level 3 | Financial assets at fair value through profit or loss | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Total assets		€ 0